Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	Note	€m	€m	€m
Profit for the period		181.0	225.1	153.6
Taxation		55.7	70.4	56.7
Net financing costs		106.0	63.7	73.2
Depreciation and amortization		71.6	67.6	68.3
Acquisition purchase price adjustments		8.4	—	—
Exceptional items	7	45.3	20.6	54.5
Other add-backs		18.7	19.4	25.7
Adjusted EBITDA		486.7	466.8	432.0

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
United Kingdom	758.3	747.3	712.5
Italy	417.9	426.3	394.1
Germany	396.3	393.2	329.6
France	188.6	203.8	176.6
Sweden	148.1	158.7	175.7
Austria	129.3	127.9	108.2
Norway	121.7	115.6	120.4
Spain	75.1	82.6	79.5
Rest of Europe	371.3	260.5	227.7
Total external revenue by geography	2,606.6	2,515.9	2,324.3
Non-current assets by geography

	December 31, 2021	December 31, 2020
	€m	€m
Germany	140.0	135.5
United Kingdom	139.6	132.1
Italy	64.8	68.5
Serbia	48.5	—
Croatia	38.5	—
Ireland	34.3	31.9
Norway	31.0	30.0
Sweden	29.8	28.5
Rest of Europe	72.3	52.7
Total non-current assets by geography	598.8	479.2